Condensed Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000
Common Stock Shares Issued	5,204,392	4,058,724
Common stock, shares outstanding	5,204,392	4,058,724